Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ 305	$ 306
Actuarial gains (losses) arising from changes in demographic assumptions	(1)	29
Actuarial gains (losses) arising from changes in demographic assumptions	(297)	(411)
Actuarial gains (losses) arising from experience adjustments	21	7
Foreign exchange rate movement	2	6
Components of defined benefit costs recognized in Other comprehensive income (loss)	30	(63)
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	305	306
Actuarial gains (losses) arising from changes in demographic assumptions	(3)	28
Actuarial gains (losses) arising from changes in demographic assumptions	(278)	(393)
Actuarial gains (losses) arising from experience adjustments	3	5
Foreign exchange rate movement	0	2
Components of defined benefit costs recognized in Other comprehensive income (loss)	27	(52)
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	2	1
Actuarial gains (losses) arising from changes in demographic assumptions	(19)	(18)
Actuarial gains (losses) arising from experience adjustments	18	2
Foreign exchange rate movement	2	4
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ 3	$ (11)